Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk | Interest rate swaps
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Fair value of interest rate swaps / net asset	$ 3,576
Fair value of interest rate swaps / net liability		$ 9,245
Increase in fair value due to reasonably possible increase in interest rates	$ 195	$ 404	$ 844
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged	14.30%	31.20%
Principal amount of debt not hedged	$ 797,817	$ 756,403
Interest rate basis	LIBOR or SOFR	LIBOR or SOFR	LIBOR or SOFR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	$ (809)	$ (767)	$ (766)
Currency risk
Financial Risk Management
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (4,023)	$ (4,243)	$ (4,866)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	40,226	42,426	$ 48,664
Trade payables and accruals denominated in euros	$ 9,900	$ 10,030